DEFERRED INCOME TAXES (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax losses carryforward	R$ 6,204,203	R$ 4,589,674
Income tax asset	R$ 3,846,423	R$ 2,822,245
Future taxable income	30.00%